JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

December 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

JPMorgan Flexible Credit Long/Short Fund

And JPMorgan Ultra-Short Municipal Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing is Form N-8A and the initial Registration Statement of the Trust. This filing is being made for the purpose of registering the Trust and shares of the Funds as series of the Trust. Included in the filing are the prospectuses and statements of additional information for the Funds.

If you have any questions or comments, please contact me at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio